Average number of employees	12 Months Ended
Dec. 31, 2021
Number and average number of employees [abstract]
Average number of employees
31 Average number of employees

	Subsidiaries and joint operations			Equity accounted units (Rio Tinto share)			Group total
	2021	2020	2019	2021	2020	2019	2021	2020	2019
Principal locations of employment:
Australia and New Zealand	21,861	20,482	19,195	648	634	619	22,509	21,116	19,814
Canada	12,270	11,814	11,576	—	—	—	12,270	11,814	11,576
UK	189	172	190	—	—	—	189	172	190
Europe	1,003	1,020	959	—	—	—	1,003	1,020	959
Africa	2,484	2,559	3,121	1,253	1,214	1,250	3,737	3,773	4,371
US	3,471	3,543	3,400	—	—	—	3,471	3,543	3,400
Mongolia	3,513	3,465	3,215	—	—	—	3,513	3,465	3,215
South America	213	220	243	1,353	1,293	1,270	1,566	1,513	1,513
India	354	324	272	—	—	—	354	324	272
Singapore	450	456	430	—	—	—	450	456	430
Other countries(a)	283	278	267	—	—	—	283	278	267
Total	46,091	44,333	42,868	3,254	3,141	3,139	49,345	47,474	46,007
(a) “Other countries” primarily includes employees in the Middle East (excluding Oman which is included in Africa), and other countries in Asia which are not shown separately in the table above.
Employee numbers, which represent the average for the year, include 100% of employees of subsidiary companies. Employee numbers for joint operations and equity accounted units are proportional to the Group’s interest under contractual agreements. Average employee numbers include a part-year effect for companies acquired or disposed of during the year.
Part-time employees are included on a full-time-equivalent basis. Temporary employees are included in employee numbers.
People employed by contractors are not included.